Share-based payments (Details 3)	12 Months Ended
	Mar. 31, 2022 yr $ / shares	Mar. 31, 2021
Option Plan Iii Grant Date May 7 2021 [Member]
Statement [Line Items]
Grant date	May 7, 2021
Category	Category III
Current market price | $ / shares	$ 208.7
Exercise price | $ / shares	$ 187.83
Dividend yield	12.00%
Discount rate	1.00%
Option Plan Iii Grant Date Oct 28 2021 [Member]
Statement [Line Items]
Grant date	Oct 28, 2021
Category	Category III
Current market price | $ / shares	$ 256.64
Exercise price | $ / shares	$ 230.97
Dividend yield		12.00%
Discount rate	1.00%
Bottom of range [member] | Option Plan Iii Grant Date May 7 2021 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	75.63%
Bottom of range [member] | Option Plan Iii Grant Date Oct 28 2021 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	57.76%
Top of range [member] | Option Plan Iii Grant Date May 7 2021 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	157.41%
Top of range [member] | Option Plan Iii Grant Date Oct 28 2021 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	115.02%